CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Common stock, shares authorized	5,000,000,000	5,000,000,000
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares outstanding	31,886,289	6,248,507
Common stock, shares Issued	31,886,289	6,248,507
Common shares sold not issued, Shares	870,000	1,858,414
Series B Preferred Stock [Member]
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares outstanding	30,000,000	15,000,000
Preferred stock, shares issued	30,000,000	15,000,000